SUBMISSION
TYPE     13F-HR
DOCUMENT-COUNT     1
NOTIFY-INTERNET     linda.stoeltje@tmcdanco.com
SROS     NONE
FILER
CIK     0001104366
CCC     wx#gkfe3
/FILER
PERIOD     03/31/2003
DOCUMENT
TYPE     13F-HR
TEXT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    May 9, 2003


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 46

Form 13F Information Table Value Total: $67594 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              604059105      277     2130 SH       SOLE                                       2130
Albertsons Inc.                COM              013104104      344    18255 SH       SOLE                                      18255
American International Group   COM              026874107     2206    44602 SH       SOLE                                      44602
Automatic Data Processing      COM              053015103     1597    51859 SH       SOLE                                      51859
BP PLC                         COM              055622104     1642    42545 SH       SOLE                                      42545
Bristol Myers Squibb           COM              110122108      880    41630 SH       SOLE                                      41630
Canon Inc. ADR                 COM              138006309     1959    55835 SH       SOLE                                      55835
ChevronTexaco                  COM              166751107      346     5358 SH       SOLE                                       5358
Cisco Systems                  COM              17275R102      436    33566 SH       SOLE                                      33566
Coca-Cola                      COM              191216100     2026    50045 SH       SOLE                                      50045
Compass Bancshares Inc.        COM              20449H109      947    30300 SH       SOLE                                      30300
Del Monte Foods Co.            COM              24522P103      110    14782 SH       SOLE                                      14782
Donaldson Co.                  COM              257651109     2813    76898 SH       SOLE                                      76898
Dover Corp.                    COM              260003108     1599    66040 SH       SOLE                                      66040
Emerson Electric               COM              291011104     1853    40870 SH       SOLE                                      40870
Exxon Mobil                    COM              30231G102     1983    56731 SH       SOLE                                      56731
General Electric               COM              369604103      549    21520 SH       SOLE                                      21520
H J Heinz Co.                  COM              423074103     1307    44772 SH       SOLE                                      44772
Home Depot                     COM              437076102     1047    42962 SH       SOLE                                      42962
Illinois Tool Works            COM              452308109     2548    43814 SH       SOLE                                      43814
Intel Corp.                    COM              458140100      420    25781 SH       SOLE                                      25781
Johnson & Johnson              COM              478160104     3768    65106 SH       SOLE                                      65106
Luminex Corp                   COM              55027E102      284    60741 SH       SOLE                                      60741
Merck                          COM              589331107     3045    55582 SH       SOLE                                      55582
Microsoft Corp                 COM              594918104     1832    75685 SH       SOLE                                      75685
Molex Inc.                     COM              608554101     1474    68642 SH       SOLE                                      68642
National Instruments Corp.     COM              636518102      205     5825 SH       SOLE                                       5825
Nokia                          COM              654902204      432    30818 SH       SOLE                                      30818
Nordson Corp.                  COM              655663102     1625    67435 SH       SOLE                                      67435
Oracle Corp.                   COM              68389x105      396    36513 SH       SOLE                                      36513
Pepsico Inc.                   COM              713448108      379     9464 SH       SOLE                                       9464
Pfizer, Inc.                   COM              717081103      768    24638 SH       SOLE                                      24638
Procter & Gamble               COM              742718109     3338    37487 SH       SOLE                                      37487
Reuters Group PLC              COM              76132m102      167    17070 SH       SOLE                                      17070
Royal Dutch                    COM              780257804     1974    48442 SH       SOLE                                      48442
SBC Communications             COM              78387G103     1207    60157 SH       SOLE                                      60157
San Juan Basin Royalty Trust   COM              798241105     4723   320876 SH       SOLE                                     320876
Schering-Plough                COM              806605101     1314    73670 SH       SOLE                                      73670
Schlumberger Ltd               COM              806857108     1391    36599 SH       SOLE                                      36599
Sigma-Aldrich                  COM              826552101     2232    50175 SH       SOLE                                      50175
Sysco Corp.                    COM              871829107     2414    94894 SH       SOLE                                      94894
Telefonica de Espana           COM              879382208      444    15834 SH       SOLE                                      15834
Unilever N.V.                  COM              904784709     2027    34107 SH       SOLE                                      34107
W.W. Grainger                  COM              384802104     2354    54875 SH       SOLE                                      54875
Wal-Mart Stores                COM              931142103     1817    34922 SH       SOLE                                      34922
Weyerhaeuser                   COM              962166104     1095    22900 SH       SOLE                                      22900
REPORT SUMMARY		       46 DATA RECORDS		     67594         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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